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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-00082

CGM TRUST
(Exact name of registrant as specified in charter)

One International Place, Boston, MA	02110
(Address of principal executive offices)	(Zip code)

Barry N. Hurwitz, Esq. Morgan, Lewis & Bockius LLP, One Federal St., Boston, MA 02110
(Name and address of agent for service)

Registrant's telephone number, including area code:	617-737-3225

Date of fiscal year end:	12/31

Date of reporting period:	7/1/2015 - 6/30/2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

SEC 2451 (4-03)	PERSONS WHO ARE TO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

CGM Trust - File No. 811-82

CGM Mutual Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Bank of America	BAC	60505104	9/22/2015
1. Resolved, that the Bank of America Corporation stockholders herby ratify the October 1, 2014 amendments to the Company's bylaws that permit the Company's board of directors to determine the board's leadership structure, including appointing an independent chairman, or appointing a lead independent director when the chairman is not an independent director.
					Issuer	Yes	For	For

Bank of America	BAC	60505104	4/27/2016
1. Election of thirteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Thomas D. Woods, M. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				4. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/26/2016
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Judith Rodin, K. Anthony M. Santomero, L. Joan E. Spero, M. Diana L. Taylor, N. William S. Thompson, JR., O. James S. Turley, P. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				3. Advisory approval of Citi's executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Approval of the amended and restated 2011 Citigroup executive performance plan.	Issuer	Yes	For	For
				6. Stockholder proposal requesting a report demonstrating the Company does not have a gender pay gap.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting that the board appoint a stockholder value committee.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting an amendment to the general clawback policy.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

D.R. Horton, Inc.	DHI	23331A109	1/21/2016	1A. Election of director: Donald R. Horton.	Issuer	Yes	For	For
				1B. Election of director: Barbara K. Allen.	Issuer	Yes	For	For
				1C. Election of director Brad S. Anderson.	Issuer	Yes	For	For
				1D. Election of director: Michael R. Buchanan.	Issuer	Yes	For	For
				1E. Election of director: Michael W. Hewatt.	Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of PricewaterhouseCoopers, LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

The Goodyear Tire & Rubber Company	GT	382550101	4/11/2016
1. To elect thirteen directors: A. William J. Conaty, B. James A. Firestone, C. Werner Geissler, D. Peter S. Hellman, E. Laurette T. Koellner, F. Richard J. Kramer, G. W. Alan McCollough, H. John E. McGlade, I. Michael J. Morell, J. Roderick A. Palmore, K. Stephanie A. Streeter, L. Thomas H. Weidemeyer, M. Michael R. Wessel.
					Issuer	No
				2. Advisory vote to approve executive compensation.	Issuer	No
				3. Ratification of appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	No
				4. Shareholder proposal regarding proxy access.	Security Holder	No

Hawaiian Holdings, Inc.	HA	419879101	5/18/2016	1. To elect six directors: 01. Mark B. Dunkerley, 02. Earl E. Fry, 03. Lawrence S. Hershfield, 04. Randall L. Jenson, 05. Crystal K. Rose, 06. Richard N. Zwern.	Issuer	No
				2. To ratify Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	No
				3. To approve the 2016 management incentive plan.	Issuer	No
				4. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No

HD Supply Holdings, Inc.	HDS	40416M105	5/18/2016	1. To elect three directors: 01. Joseph J. DeAngelo, 02. Patrick R. McNamee, 03. Charles W. Peffer.	Issuer	Yes	For	For
				2. To ratify the board of directors' appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm for the fiscal year ending on January 29, 2017.	Issuer	Yes	For	For
				3. Stockholder proposal regarding greenhouse gas emissions.	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/13/2016
1. To elect nine directors: 01. Irving Bolotin, 02. Steven L. Gerard, 03. Theron I. "Tig" Gilliam, 04. Sherrill W. Hudson, 05. Sidney Lapidus, 06. Teri P. McClure, 07. Stuart A. Miller, 08. Armando Olivera, 09. Jeffrey Sonnenfeld.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2016.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Lennar's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Lennar Corporation 2016 equity incentive plan.	Issuer	Yes	For	For
				5. Approval of the Lennar Corporation 2016 incentive compensation plan.	Issuer	Yes	For	For
				6. Stockholder proposal regarding Company's common stock voting structure.	Security Holder	Yes	Against	For

Mallinckrodt Pharmaceuticals	MNK	G5785G107	3/16/2016
1. To elect eleven directors: A. Melvin D. Booth, B. David R. Carlucci, C. J. Martin Carroll, D. Diane H. Gulyas, E. Nancy S. Lurker, F. JoAnn A. Reed, G. Angus C. Russell, H. Virgil D. Thompson, I. Mark C. Trudeau, J. Kneeland C. Youngblood, M.D., K. Joseph A. Zaccagnino.
					Issuer	No

2. To approve, in a non-binding vote, the re-appointment of Deloitte & Touche LLP as Company's independent auditors and to authorize, in a binding vote, the audit committee to set the auditors' remuneration.
					Issuer	No
				3. Approve, in a non-binding advisory vote, the compensation of named executive officers.	Issuer	No
				4. Approve the Mallinckrodt Pharmaceuticals 2016 employee stock purchase plan.	Issuer	No
				5. Authorize the Company and or any subsidiary to make market purchases or oversee market purchases of Company shares.	Issuer	No
				6. Authorize the price range at which the Company can re-allot shares it holds as treasury shares.	Issuer	No

Martin Marietta Materials, Inc.	MLM	573284106	5/19/2016	1. To elect four directors: 1. C. Howard Nye, 2. Laree E. Perez, 3. Dennis L. Rediker, 4. Donald W. Slager.	Issuer	Yes	For	For
				2. Approval of amendment to articles of incorporation to provide for the annual election of the board of directors.	Issuer	Yes	For	For
				3. Ratification of selection of PricewaterhouseCoopers LLP as Company's independent auditors.	Issuer	Yes	For	For
				4. Approval of amendment to amended and restated stock based award plan.	Issuer	Yes	For	For
				5. Approval of executive cash incentive plan.	Issuer	Yes	For	For
				6. Approval, by a non-binding advisory vote, of the compensation of Martin Marietta Materials, Inc.'s named executive officers.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/17/2016
1. To elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Donald T. Nicolaisen, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, JR.
					Issuer	Yes	For	For
				2. To ratify the appointment of Deloitte & Touche LLP as independent auditore.	Issuer	Yes	For	For
				3. To approve the compensation of executives as disclosed in the proxy statement, non-binding resolution.	Issuer	Yes	For	For
				4. To approve the amendment of the 2007 equity incentive compensation plan to increase the number of authorized shares and add performance measures for certain awards.	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

NVR, Inc.	NVR	62944T105	5/3/2016
1. To elect twelve directors: A. C.E. Andrews, B. Timothy M. Donahue, C. Thomas D. Eckert, D. Alfred E. Festa, E. Ed Grier, F. Manuel H. Johnson, G. Mel Martinez, H. William A. Moran, I. David A. Preiser, J. W. Grady Rosier, K. Dwight C. Schar, L. Paul W. Whetsell.
					Issuer	No
				2. Ratification of appointment of KPMG LLP as independent auditor for the year ending December 31, 2016.	Issuer	No
				3. Approval, on an advisory basis, of the Company's executive compensation.	Issuer	No

Royal Caribbean Cruises LTD.	RCL	V7780T103	5/20/2016
1. To elect twelve directors: A. John F. Brock, B. Richard D. Fain, C. William L. Kimsey, D. Maritza G. Montiel, E. Ann S. Moore, F. Eyal M. Ofer, G. Thomas J. Pritzker, H. William K. Reilly, I. Bernt Reitan, J. Vagn O. Sorensen, K. Donald Thompson, L. Arne Alexander Wilhelmsen.
					Issuer	No
				2. Advisory approval of the Company's compensation of its named executive officers.	Issuer	No
				3. Approval of the amended and restated 2008 equity incentive plan.	Issuer	No
				4. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2016.	Issuer	No
				5. Shareholder proposal regarding proxy access.	Security Holder	No

Signet Jewelers Limited	SIG	G81276100	6/17/2016
1. To elect ten directors: A. H. Todd Stitzer, B. Virginia Drosos, C. Dale Hilpert, D. Mark Light, E. Helen McCluskey, F. Marianne Miller Parrs, G. Thomas Plaskett, H. Robert Stack, I. Eugenia Ulasewicz, J. Russell Walls.
					Issuer	No
				2. Appointment of KPMG LLP as independent auditor of the Company.	Issuer	No
				3. Approval, on a non-binding advisory basis, of the compensation of our named executive officers.	Issuer	No

Skyworks Solutions, Inc.	SWKS	83088M102	5/11/2016
1. To elect eight directors: A. David J. Aldrich, B. Kevin L. Beebe, C. Timothy R. Furey, D. Balakrishnan S. Lyer, E. Christine King, F. David P. McGlade, G. David J. McLachlan, H. Robert A. Schriesheim.
					Issuer	No
				2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2016.	Issuer	No
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No
				4. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to the amendment of the Company's by-laws.	Issuer	No

5. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to stockholder approval of a merger or consolidation, disposition of all or substantially all of the Company's assets or issuance of a substantial amount of the Company's securities.
					Issuer	No

6. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to stockholder approval of a business combination with any related person.
					Issuer	No
				7. To approve an amendment to the Company's restated certificate of incorporation to stockholder amendment of charter provisions governing directors.	Issuer	No

8. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provision relating to stockholder amendment of the charter provision governing actions by stockholders.
					Issuer	No

Toll Brothers, Inc.	TOL	889478103	3/8/2016
1. To elect eleven directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, Jr., 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. John A. McClean, 10. Stephen A. Novick, 11. Paul E. Shapiro.
					Issuer	Yes	For	For
				2. The ratification of the re-appoinment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2016 fiscal year.	Issuer	Yes	For	For
				3. Approval, in an advisory and non-binding vote, of the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Toll Brothers, Inc. stock incentive plan for non-executive directors.	Issuer	Yes	For	For

5. The approval of an amendment to the Company's second restated certificate of incorporation, as amended, to provide that the Company's stockholders may remove any director from office, with or without cause.
					Issuer	Yes	For	For

Vale S.A	VALE	91912E105	4/25/2016	O1A. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year of 2015, if any.	Issuer	No
				O1B. Proposal for the destination of profits of the fiscal year of 2015, if any.	Issuer	No

O1C. Ratification of the appointment of an effective and an alternate members of the board of directors, on the meetings of the board of directors held on 6/25/15 and 7/29/15, respectively, in accordance with the article 11, sections 5 of Vale's by-laws.
					Issuer	No
				O1D. Appointment of the members of the fiscal council.	Issuer	No
				O1E. Establishment of the remuneartion of the management and members of the fiscal council for 2016.	Issuer	No
				E2A. Proposal for amendment of the shareholders remuneration policy.	Security Holder	No

Vulcan Materials Company	VMC	929160109	5/13/2016	1. To elect four directors: A. Elaine L. Chao, B. Lee J. Styslinger, III, C. Douglas J. McGregor, D. Vincent J. Trosino.	Issuer	Yes	For	For
				2. Approval of the Vulcan Materials Company 2016 omnibus long-term incentive plan.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For

				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For

Whirlpool Corporation	WHR	963320106	4/19/2016
1. To elect eleven directors: A. Samuel R. Allen, B. Marc R. Bitzer, C. Gary T. DiCamillo, D. Diane M. Dietz, E. Gerri T. Elliott, F. Jeff M. Fettig, G. Michael F. Johnston, H. John D. Liu, I. Harish Manwani, J. William D. Perez, K. Michael D. White.
					Issuer	Yes	For	For
				2. Advisory vote to approve Whirlpool's executive compensation	Issuer	Yes	For	For
				3. Ratification of the appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2016.	Issuer	Yes	For	For

CGM Trust - File No. 811-82

CGM Realty Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Bank of America	BAC	60505104	9/22/2015
1. Resolved, that the Bank of America Corporation stockholders herby ratify the October 1, 2014 amendments to the Company's bylaws that permit the Company's board of directors to determine the board's leadership structure, including appointing an independent chairman, or appointing a lead independent director when the chairman is not an independent director.
					Issuer	Yes	For	For

Bank of America	BAC	60505104	4/27/2016
1. Election of thirteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Thomas D. Woods, M. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				4. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/26/2016
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Judith Rodin, K. Anthony M. Santomero, L. Joan E. Spero, M. Diana L. Taylor, N. William S. Thompson, JR., O. James S. Turley, P. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				3. Advisory approval of Citi's executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Approval of the amended and restated 2011 Citigroup executive performance plan.	Issuer	Yes	For	For
				6. Stockholder proposal requesting a report demonstrating the Company does not have a gender pay gap.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting that the board appoint a stockholder value committee.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting an amendment to the general clawback policy.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

Coresite Realty Corporation	COR	21870Q105	5/19/2016	1. To elect seven directors: 01. Robert G. Stuckey, 02. Thomas M. Ray, 03. James A. Attwood, JR., 04. Michael R. Koehler, 05. Paul E. Szurek, 06. J. David Thompson, 07. David A. Wilson.	Issuer	Yes	For	For
				2. Ratification of the appointment of KPMG LLP as independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	Yes	For	For
				3. Advisory resolution to approve the compensation of Company's named executive officers.	Issuer	Yes	For	For

Cubesmart	CUBE	229663109	6/1/2016
1. Elect eight directors: 01. W.M. Diefenderfer III, 02. Piero Bussani, 03. Christopher P. Marr, 04. Marianne M. Keler, 05. Deborah R. Salzberg, 06. John F. Remondi, 07. Jeffrey F. Rogatz, 08. John W. Fain.
					Issuer	Yes	For	For
				2. Adopt certain amendments and restatements of Company's amended and restated 2007 equity incentive plan to increase the number of shares available for grant thereunder.	Issuer	Yes	For	For
				3. Ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for the year ending December 31, 2016.	Issuer	Yes	For	For
				4. To cast an advisory vote to approve Company's executive compensation.	Issuer	Yes	For	For

CyrusOne Inc.	CONE	23283R100	5/2/2016
1. To elect eight directors: 01. Gary J. Wojtaszek, 02. David H. Ferdman, 03. John W. Gamble, JR., 04. Michael A. Klayko, 05. T. Tod Nielsen, 06. Alex Shumate, 07. William E. Sullivan, 08. Lynn A. Wentworth.
					Issuer	Yes	For	For
				2. Approval of the advisory (non-binding) resolution to approve the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				3. Ratification of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				4. Approval of the restated CyrusOne 2012 long term incentive plan.	Issuer	Yes	Against	Against

Digital Realty Trust, Inc.	DLR	253868103	5/10/2016	1. To elect seven directors: A. Dennis E. Singleton, B. Laurence A. Chapman, C. Kathleen Earley, D. Kevin J. Kennedy, E. William G. Laperch, F. A. William Stein, G. Robert H. Zerbst.	Issuer	Yes	For	For
				2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for the year ending December 31, 2016.	Issuer	Yes	For	For
				3. To adopt a resolution to approve, on a non-binding, advisory basis, the compensation of the Company's named executive officers.	Issuer	Yes	For	For

D.R. Horton, Inc.	DHI	23331A109	1/21/2016	1A. Election of director: Donald R. Horton.	Issuer	Yes	For	For
				1B. Election of director: Barbara K. Allen.	Issuer	Yes	For	For
				1C. Election of director Brad S. Anderson.	Issuer	Yes	For	For
				1D. Election of director: Michael R. Buchanan.	Issuer	Yes	For	For
				1E. Election of director: Michael W. Hewatt.	Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of PricewaterhouseCoopers, LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

DuPont Fabros Technology	DFT	26613Q106	6/1/2016
1. To elect eight directors: 01. Michael A. Coke, 02. Lammot J. Du Pont, 03. Thomas D. Eckert, 04. Christopher P. Eldredge, 05. Frederic V. Malek, 06. John T, Roberts, JR., 07. Mary M. Styer, 08. John H. Toole.
					Issuer	Yes	For	For
				2. Advisory vote on executive compensation.	Issuer	Yes	For	For
				3. Ratification of the appointment of Ernst & Young LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For

Essex Property Trust, Inc.	ESS	297178105	5/7/2016
1. To elect nine directors: 01. Keith R. Guericke, 02. Irving F. Lyons, III, 03. George M. Marcus, 04. Gary P. Martin, 05. Issie N. Rabinovitch, 06. Thomas E. Robinson, 07. Michael J. Schall, 08. Byron A. Scordelis, 09. Janice L. Sears.
					Issuer	No
				2. Amendment of Company's charter to change the current super-majority vote requirement to amend certain sections of the charter to a major vote standard.	Issuer	No
				3. Ratification of the appointment of KPMG LLP as the independent registered public accounting firm for the Company for the year ending December 31, 2016.	Issuer	No
				4. Advisory approval of the Company's executive compensation.	Issuer	No

Extra Space Storage	EXR	30225T102	5/24/2016	1. To elect seven directors: A. Kenneth M. Woolley, B. Spencer F. Kirk, C. Karl Haas, D. Diane Olmstead, E. Roger B. Porter, F. Withdrawn Director, G. K. Fred Skousen.	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory vote on the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Election of additional director: Dennis J. Letham.	Issuer	Yes	For	For

Gramercy Property Trust	GPT	385002100	6/23/2016
1. To elect nine directors: 01. Charles E. Black, 02. Gordon F. Dugan, 03. Allan J. Baum, 04. Z. Jamie Behar, 05. Thomas D. Eckert, 06. James L. Francis, 07. Gregory F. Hughes, 08. Jeffrey E. Kelter, 09. Louis P. Salvatore.
					Issuer	Yes	For	For
				2. To approve Company's 2016 equity incentive plan.	Issuer	Yes	For	For
				3. To ratify the selection of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	Yes	For	For
				4. To approve, on an advisory basis, the compensation of Company's named executive officers.	Issuer	Yes	For	For

Jones Lang Lasalle Incorporated	JLL	48020Q107	5/27/2016	1A. Election of director to serve one-year term until 2017 annual meeting: Hugo Bague.	Issuer	Yes	For	For
				1B. Election of director to serve one-year term until 2017 annual meeting: Samuel A. DiPiazza, JR.	Issuer	Yes	For	For
				1C. Election of director to serve one-year term until 2017 annual meeting: Colin Dyer.	Issuer	Yes	For	For
				1D. Election of director to serve one-year term until 2017 annual meeting: Dame DeAnne Julius.	Issuer	Yes	For	For
				1E. Election of director to serve one-year term until 2017 annual meeting: Ming Lu.	Issuer	Yes	For	For
				1F. Election of director to serve one-year term until 2017 annual meeting: Martin H. Nesbitt.	Issuer	Yes	For	For
				1G. Election of director to serve one-year term until 2017 annual meeting: Sheila A. Penrose.	Issuer	Yes	For	For
				1H. Election of director to serve one-year term until 2017 annual meeting: Ann Marie Petach.	Issuer	Yes	For	For
				1I. Election of director to serve one-year term until 2017 annual meeting: Shailesh Rao.	Issuer	Yes	For	For
				1J. Election of director to serve one-year term until 2017 annual meeting: Christian Ulbrich.	Issuer	Yes	For	For
				2. To approve, by non-binding vote, executive compensation.	Issuer	Yes	For	For
				3. To ratify the appointment of KPMG LLP as Company's independent registered public accounting firm for the year ending December 31, 2016.	Issuer	Yes	For	For

Lennar Corporation	LEN	526057104	4/13/2016
1. To elect nine directors: 01. Irving Bolotin, 02. Steven L. Gerard, 03. Theron I. "Tig" Gilliam, 04. Sherrill W. Hudson, 05. Sidney Lapidus, 06. Teri P. McClure, 07. Stuart A. Miller, 08. Armando Olivera, 09. Jeffrey Sonnenfeld.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2016.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Lennar's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Lennar Corporation 2016 equity incentive plan.	Issuer	Yes	For	For
				5. Approval of the Lennar Corporation 2016 incentive compensation plan.	Issuer	Yes	For	For
				6. Stockholder proposal regarding Company's common stock voting structure.	Security Holder	Yes	Against	For

Morgan Stanley	MS	617446448	5/17/2016
1. To elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Donald T. Nicolaisen, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, JR.
					Issuer	Yes	For	For
				2. To ratify the appointment of Deloitte & Touche LLP as independent auditore.	Issuer	Yes	For	For
				3. To approve the compensation of executives as disclosed in the proxy statement, non-binding resolution.	Issuer	Yes	For	For
				4. To approve the amendment of the 2007 equity incentive compensation plan to increase the number of authorized shares and add performance measures for certain awards.	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

NVR, Inc.	NVR	62944T105	5/3/2016
1. To elect twelve directors: A. C.E. Andrews, B. Timothy M. Donahue, C. Thomas D. Eckert, D. Alfred E. Festa, E. Ed Grier, F. Manuel H. Johnson, G. Mel Martinez, H. William A. Moran, I. David A. Preiser, J. W. Grady Rosier, K. Dwight C. Schar, L. Paul W. Whetsell.
					Issuer	No
				2. Ratification of appointment of KPMG LLP as independent auditor for the year ending December 31, 2016.	Issuer	No
				3. Approval, on an advisory basis, of the Company's executive compensation.	Issuer	No

Outfront Media Inc.	OUT	69007J106	6/7/2016	1. To elect Nicolas Brien as director.	Issuer	Yes	For	For
				2. Ratification of the appointment of PricewaterhouseCoopers LLP to serve as Outfront Media Inc.'s independent registered public accounting firm for fiscal year 2016.	Issuer	Yes	For	For
				3. Approval, on a non-binding advisory basis, of the compensation of Outfront Media Inc.'s named executive officers.	Issuer	Yes	For	For

Public Storage	PSA	74460D109	4/25/2016
1. To elect eight trustees: A. Ronald L. Havner, JR., B. Tamara Hughes Gustavson, C. Uri P. Harkham, D. B. Wayne Hughes, JR., E. Avedick B. Poladian, F. Gary E. Pruitt, G. Ronald P. Spogli, H. Daniel C. Staton.
					Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				3. Ratification of appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	Yes	For	For
				4. Approval of the 2016 equity and performance-based incentive compensation plan.	Issuer	Yes	For	For

Seritage Growth Properties	SRG	81752R100	5/3/2016	1. To elect two trustees: 1. David S. Fawer, 2. Thomas M. Steinberg.	Issuer	No
				2. Proposal to ratify the appointment of Deloitte & Touche LLP as Company's independent public accounting firm for fiscal year 2016.	Issuer	No

SL Green Realty Corporation	SLG	78440X101	6/2/2016	1. To elect three directors: A. Edwin T. Burton, III, B. Craig M. Hatkoff, C. Andrew W. Mathias.	Issuer	Yes	For	For
				2. To approve, on a non-binding advisory basis, executive compensation.	Issuer	Yes	For	For
				3. To ratify the appointment of Ernst & Young LLP as Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	Yes	For	For
				4. To approve Company's fourth amended and restated 2005 stock option and incentive plan.	Issuer	Yes	Against	Against

Sovran Self Storage, Inc.	SSS	84610H108	5/18/2016	1. To elect six directors: 01. Robert J. Attea, 02. Kenneth F. Myszka, 03. Charles E. Lannon, 04. Stephen R. Rusmisel, 05. Arthur L. Havener, JR., 06. Mark G. Barberio.	Issuer	Yes	For	For

				2. Ratification of the appointment of Ernst & Young LLP as the Company's independent registered public accounting firm for fiscal year 2016.	Issuer	Yes	For	For
				3. Proposal to approve the compensation of the Company's executive officers.	Issuer	Yes	For	For

Toll Brothers, Inc.	TOL	889478103	3/8/2016
1. To elect eleven directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, Jr., 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. John A. McClean, 10. Stephen A. Novick, 11. Paul E. Shapiro.
					Issuer	Yes	For	For
				2. The ratification of the re-appoinment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2016 fiscal year.	Issuer	Yes	For	For
				3. Approval, in an advisory and non-binding vote, of the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Toll Brothers, Inc. stock incentive plan for non-executive directors.	Issuer	Yes	For	For

5. The approval of an amendment to the Company's second restated certificate of incorporation, as amended, to provide that the Company's stockholders may remove any director from office, with or without cause.
					Issuer	Yes	For	For

Vale S.A	VALE	91912E105	4/25/2016	O1A. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year of 2015, if any.	Issuer	No
				O1B. Proposal for the destination of profits of the fiscal year of 2015, if any.	Issuer	No

O1C. Ratification of the appointment of an effective and an alternate members of the board of directors, on the meetings of the board of directors held on 6/25/15 and 7/29/15, respectively, in accordance with the article 11, sections 5 of Vale's by-laws.
					Issuer	No
				O1D. Appointment of the members of the fiscal council.	Issuer	No
				O1E. Establishment of the remuneartion of the management and members of the fiscal council for 2016.	Issuer	No
				E2A. Proposal for amendment of the shareholders remuneration policy.	Security Holder	No

Weyerhaeuser Company	WY	962166104	2/12/2016
1. Proposal to approve the issuance of Weyerhaeuser common shares par value $1.25 per share, in connection with the merger contemplated by the agreement and plan of merger, dated as of November 6, 2015, between Weyerhaeuser Company and Plum Creek Timber Company, Inc.
					Issuer	No
				2. Proposal to adjourn the Weyerhaeuser special meeting, if necessary or appropriate, to solicit additional proxies if there are not sufficient votes to approve the share issuance proposal.	Issuer	No

Weyerhaeuser Company	WY	962166104	5/20/2016
1. To elect thirteen directors: A. David P. Bozeman, B. Mark A. Emmert, C. Rick R. Holley, D. John I. Kieckhefer, E. Sara Grootwassink Lewis, F. John F. Morgan, SR., G. Nicole W. Piasecki, H. Marc F. Racicot, I. Lawrence A. Selzer, J. Doyle R. Simons, K. D. Michael Steuert, L. Kim Williams, M. Charles R. Williamson.
					Issuer	No
				2. Approval, on an advisory basis, of the compensation of the named executive officers.	Issuer	No
				3. Ratification of selection of KPMG LLP as Company's independent registered public accounting firm.	Issuer	No

CGM Trust - File No. 811-82

CGM Focus Fund

Issuer	Ticker	CUSIP	Meeting Date	Matter Voted On	Proposed By Issuer or Security Holder	Was Vote Cast	Actual Vote	For or Against Mgt.
Acuity Brands, Inc.	AYI	00508Y102	1/6/2016	1. Elect three directors: 01. James H. Hance, JR., 02. Vernon J. Nagel, 03. Julia B. North.	Issuer	Yes	For	For
				2. Ratification of the appointment of Ernst & Young LLP as the independent registered public accounting firm.	Issuer	Yes	For	For
				3. Advisory vote to approve named executive officer compensation.	Issuer	Yes	For	For

Bank of America	BAC	60505104	9/22/2015
1. Resolved, that the Bank of America Corporation stockholders herby ratify the October 1, 2014 amendments to the Company's bylaws that permit the Company's board of directors to determine the board's leadership structure, including appointing an independent chairman, or appointing a lead independent director when the chairman is not an independent director.
					Issuer	Yes	For	For

Bank of America	BAC	60505104	4/27/2016
1. Election of thirteen directors: A. Sharon L. Allen, B. Susan S. Bies, C. Jack O. Bovender, JR., D. Frank P. Bramble, SR., E. Pierre J.P. de Weck, F. Arnold W. Donald, G. Linda P. Hudson, H. Monica C. Lozano, I. Thomas J. May, J. Brian T. Moynihan, K. Lionel L. Nowell, III, L. Thomas D. Woods, M. R. David Yost.
					Issuer	Yes	For	For
				2. Approving Company's executive compensation, an advisory, non-binding "Say on Pay" resolution.	Issuer	Yes	For	For
				3. Ratifying the appointment of PricewaterhouseCooper LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				4. Stockholder proposal regarding clawback amendment.	Security Holder	Yes	Against	For

Citigroup Inc.	C	172967424	4/26/2016
1. Proposal to elect sixteen directors: A. Michael L. Corbat, B. Ellen M. Costello, C. Duncan P. Hennes, D. Peter B. Henry, E. Franz B. Humer, F. Renee J. James, G. Eugene M. McQuade, H. Michael E. O'Neill, I. Gary M. Reiner, J. Judith Rodin, K. Anthony M. Santomero, L. Joan E. Spero, M. Diana L. Taylor, N. William S. Thompson, JR., O. James S. Turley, P. Ernesto Zedillo Ponce de Leon.
					Issuer	Yes	For	For
				2. Proposal to ratify the selection of KPMG LLP as Citi's independent registered public accounting firm for 2016.	Issuer	Yes	For	For
				3. Advisory approval of Citi's executive compensation.	Issuer	Yes	For	For
				4. Approval of an amendment to the Citigroup 2014 stock incentive plan authorizing additional shares.	Issuer	Yes	For	For
				5. Approval of the amended and restated 2011 Citigroup executive performance plan.	Issuer	Yes	For	For
				6. Stockholder proposal requesting a report demonstrating the Company does not have a gender pay gap.	Security Holder	Yes	Against	For
				7. Stockholder proposal requesting a report on lobbying and grassroots lobbying contributions.	Security Holder	Yes	Against	For
				8. Stockholder proposal requesting that the board appoint a stockholder value committee.	Security Holder	Yes	Against	For
				9. Stockholder proposal requesting an amendment to the general clawback policy.	Security Holder	Yes	Against	For
				10. Stockholder proposal requesting that the board adopt a policy prohibiting the vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For

Coach, Inc.	COH	189754104	11/4/2015	1A. Election of director: David Denton		No
				1B. Election of director: Andrea Guerra		No

				1C. Election of director: Susan Kropf		No
				1D. Election of director: Victor Luis		No
				1E. Election of director: Ivan Menezes		No
				1F. Election of director: William Nuti		No
				1G. Election of director: Stephanie Tilenius		No
				1H. Election of director: Jide Zeitlin		No
				2. Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm for fiscal year 2016.		No
				3. Approval, on a non-binding advisory basis, of the Company's executive compensation as disclosed in the proxy statement for the 2015 annual meeting.		No
				4. Approval of the amended and restated Coach, Inc. 2010 stock incentive plan (amended and restated as of September 18, 2015).		No

D.R. Horton, Inc.	DHI	23331A109	1/21/2016	1A. Election of director: Donald R. Horton.	Issuer	Yes	For	For
				1B. Election of director: Barbara K. Allen.	Issuer	Yes	For	For
				1C. Election of director Brad S. Anderson.	Issuer	Yes	For	For
				1D. Election of director: Michael R. Buchanan.	Issuer	Yes	For	For
				1E. Election of director: Michael W. Hewatt.	Issuer	Yes	For	For
				2. Advisory vote to approve executive compensation.	Issuer	Yes	For	For
				3. Ratify the appointment of PricewaterhouseCoopers, LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For

The Goodyear Tire & Rubber Company	GT	382550101	4/11/2016
1. To elect thirteen directors: A. William J. Conaty, B. James A. Firestone, C. Werner Geissler, D. Peter S. Hellman, E. Laurette T. Koellner, F. Richard J. Kramer, G. W. Alan McCollough, H. John E. McGlade, I. Michael J. Morell, J. Roderick A. Palmore, K. Stephanie A. Streeter, L. Thomas H. Weidemeyer, M. Michael R. Wessel.
					Issuer	No
				2. Advisory vote to approve executive compensation.	Issuer	No
				3. Ratification of appointment of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	No
				4. Shareholder proposal regarding proxy access.	Security Holder	No

Hawaiian Holdings, Inc.	HA	419879101	5/18/2016	1. To elect six directors: 01. Mark B. Dunkerley, 02. Earl E. Fry, 03. Lawrence S. Hershfield, 04. Randall L. Jenson, 05. Crystal K. Rose, 06. Richard N. Zwern.	Issuer	No
				2. To ratify Ernst & Young LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2016.	Issuer	No
				3. To approve the 2016 management incentive plan.	Issuer	No
				4. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No

Intuitive Surgical, Inc.	ISRG	46120E602	4/21/2016
1. To elect nine directors: 01. Craig H. Barratt, PH.D, 02. Michael A. Friedman, MD, 03. Gary S. Guthart, PH.D, 04. Amal M. Johnson, 05. Keith R. Leonard, JR., 06. Alan J. Levy, PH.D, 07. Mark J. Rubash, 08. Lonnie M. Smith, 09. George Stalk, JR.
					Issuer	No
				2. To approve, by advisory vote, the compensation of Company's named executive officers.	Issuer	No
				3. The ratification of appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm.	Issuer	No
				4. To approve the amendment and restatement of the Intuitive Surgical, Inc. 2010 incentive award plan.	Issuer	No

JP Morgan Chase & Co.	JPM	46625H100	5/17/2016
1. To elect eleven directors: A. Linda B. Bammann, B. James A. Bell, C. Crandall C. Bowles, D. Stephen B. Burke, E. James S. Crown, F. James Dimon, G. Timothy P. Flynn, H. Laban P. Jackson, JR., I. Michael A. Neal, J. Lee R. Raymond, K. William C. Weldon.
					Issuer	Yes	For	For
				2. Advisory resolution to approve executive compensation.	Issuer	Yes	For	For
				3. Ratification of PricewaterhouseCoopers LLP as Company's independent registered public accounting firm.	Issuer	Yes	For	For
				4. Shareholder proposal regarding requiring independent board chairman.	Security Holder	Yes	Against	For
				5. Shareholder proposal regarding how votes are counted, using only for and against and ignoring abstentions.	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding vesting for government service, prohibiting vesting of equity-based awards for senior executives due to voluntary resignation to enter government service.	Security Holder	Yes	Against	For
				7. Shareholder proposal regarding appointing a stockholder value committee to address whether divestiture of all non-core banking business segments would enhance shareholder value.	Security Holder	Yes	Against	For
				8. Shareholder proposal regarding clawback amendment and defer compensation for ten years to help satisfy any monetary penalty associated with violation of law.	Security Holder	Yes	Against	For
				9. Shareholder proposal regarding executive compensation philosophy with social factors to improve the firm's ethical conduct and public reputation.	Security Holder	Yes	Against	For

Lennar Corporation	LEN	526057104	4/13/2016
1. To elect nine directors: 01. Irving Bolotin, 02. Steven L. Gerard, 03. Theron I. "Tig" Gilliam, 04. Sherrill W. Hudson, 05. Sidney Lapidus, 06. Teri P. McClure, 07. Stuart A. Miller, 08. Armando Olivera, 09. Jeffrey Sonnenfeld.
					Issuer	Yes	For	For
				2. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for the fiscal year ending November 30, 2016.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Lennar's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Lennar Corporation 2016 equity incentive plan.	Issuer	Yes	For	For
				5. Approval of the Lennar Corporation 2016 incentive compensation plan.	Issuer	Yes	For	For
				6. Stockholder proposal regarding Company's common stock voting structure.	Security Holder	Yes	Against	For

Mallinckrodt Pharmaceuticals	MNK	G5785G107	3/16/2016
1. To elect eleven directors: A. Melvin D. Booth, B. David R. Carlucci, C. J. Martin Carroll, D. Diane H. Gulyas, E. Nancy S. Lurker, F. JoAnn A. Reed, G. Angus C. Russell, H. Virgil D. Thompson, I. Mark C. Trudeau, J. Kneeland C. Youngblood, M.D., K. Joseph A. Zaccagnino.
					Issuer	No

2. To approve, in a non-binding vote, the re-appointment of Deloitte & Touche LLP as Company's independent auditors and to authorize, in a binding vote, the audit committee to set the auditors' remuneration.
					Issuer	No
				3. Approve, in a non-binding advisory vote, the compensation of named executive officers.	Issuer	No
				4. Approve the Mallinckrodt Pharmaceuticals 2016 employee stock purchase plan.	Issuer	No
				5. Authorize the Company and or any subsidiary to make market purchases or oversee market purchases of Company shares.	Issuer	No
				6. Authorize the price range at which the Company can re-allot shares it holds as treasury shares.	Issuer	No

Martin Marietta Materials, Inc.	MLM	573284106	5/19/2016	1. To elect four directors: 1. C. Howard Nye, 2. Laree E. Perez, 3. Dennis L. Rediker, 4. Donald W. Slager.	Issuer	Yes	For	For
				2. Approval of amendment to articles of incorporation to provide for the annual election of the board of directors.	Issuer	Yes	For	For
				3. Ratification of selection of PricewaterhouseCoopers LLP as Company's independent auditors.	Issuer	Yes	For	For

				4. Approval of amendment to amended and restated stock based award plan.	Issuer	Yes	For	For
				5. Approval of executive cash incentive plan.	Issuer	Yes	For	For
				6. Approval, by a non-binding advisory vote, of the compensation of Martin Marietta Materials, Inc.'s named executive officers.	Issuer	Yes	For	For

Morgan Stanley	MS	617446448	5/17/2016
1. To elect fourteen directors: A. Erskine B. Bowles, B. Alistair Darling, C. Thomas H. Glocer, D. James P. Gorman, E. Robert H. Herz, F. Nobuyuki Hirano, G. Klaus Kleinfeld, H. Jami Miscik, I. Donald T. Nicolaisen, J. Hutham S. Olayan, K. James W. Owens, L. Ryosuke Tamakoshi, M. Perry M. Traquina, N. Rayford Wilkins, JR.
					Issuer	Yes	For	For
				2. To ratify the appointment of Deloitte & Touche LLP as independent auditore.	Issuer	Yes	For	For
				3. To approve the compensation of executives as disclosed in the proxy statement, non-binding resolution.	Issuer	Yes	For	For
				4. To approve the amendment of the 2007 equity incentive compensation plan to increase the number of authorized shares and add performance measures for certain awards.	Issuer	Yes	Against	Against
				5. Shareholder proposal regarding a change in treatment of abstentions for purposes of vote-counting.	Security Holder	Yes	Against	For
				6. Shareholder proposal regarding a policy to prohibit vesting of deferred equity awards for senior executives who resign to enter government service.	Security Holder	Yes	Against	For

Royal Caribbean Cruises LTD.	RCL	V7780T103	5/20/2016
1. To elect twelve directors: A. John F. Brock, B. Richard D. Fain, C. William L. Kimsey, D. Maritza G. Montiel, E. Ann S. Moore, F. Eyal M. Ofer, G. Thomas J. Pritzker, H. William K. Reilly, I. Bernt Reitan, J. Vagn O. Sorensen, K. Donald Thompson, L. Arne Alexander Wilhelmsen.
					Issuer	No
				2. Advisory approval of the Company's compensation of its named executive officers.	Issuer	No
				3. Approval of the amended and restated 2008 equity incentive plan.	Issuer	No
				4. Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2016.	Issuer	No
				5. Shareholder proposal regarding proxy access.	Security Holder	No

Signature Bank	SBNY	82669G104	4/21/2016	1. To elect three directors: 01. John Tamberlane, 02. Judith A. Huntington, 03. Derrick D. Cephas.	Issuer	Yes	For	For
				2. To ratify the appointment of KPMG LLP, an independent registered public accounting firm, as the independent auditors for the year ending December 31, 2016.	Issuer	Yes	For	For
				3. Advisory vote on executive compensation.	Issuer	Yes	For	For

Signet Jewelers Limited	SIG	G81276100	6/17/2016
1. To elect ten directors: A. H. Todd Stitzer, B. Virginia Drosos, C. Dale Hilpert, D. Mark Light, E. Helen McCluskey, F. Marianne Miller Parrs, G. Thomas Plaskett, H. Robert Stack, I. Eugenia Ulasewicz, J. Russell Walls.
					Issuer	No
				2. Appointment of KPMG LLP as independent auditor of the Company.	Issuer	No
				3. Approval, on a non-binding advisory basis, of the compensation of our named executive officers.	Issuer	No

Sirius XM Holdings, Inc.	SIRI	82968B103	5/24/2016
1. To elect twelve directors: 01. Joan L. Amble, 02. George W. Bodenheimer, 03. Mark D. Carleton, 04. Eddy W. Hartenstein, 05. James P. Holden, 06. Gregory B. Maffei, 07. Evan D. Malone, 08. James E. Meyer, 09. James F. Mooney, 10. Carl E. Vogel, 11. Vanessa A. Wittman, 12. David M. Zaslav.
					Issuer	No
				2. Ratification of the appointment of KPMG LLP as Company's independent registered public accountants for 2016.	Issuer	No

Skyworks Solutions, Inc.	SWKS	83088M102	5/11/2016
1. To elect eight directors: A. David J. Aldrich, B. Kevin L. Beebe, C. Timothy R. Furey, D. Balakrishnan S. Lyer, E. Christine King, F. David P. McGlade, G. David J. McLachlan, H. Robert A. Schriesheim.
					Issuer	No
				2. To ratify the selection of KPMG LLP as the Company's independent registered public accounting firm for fiscal year 2016.	Issuer	No
				3. To approve, on an advisory basis, the compensation of the Company's named executive officers.	Issuer	No
				4. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to the amendment of the Company's by-laws.	Issuer	No

5. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to stockholder approval of a merger or consolidation, disposition of all or substantially all of the Company's assets or issuance of a substantial amount of the Company's securities.
					Issuer	No

6. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provisions relating to stockholder approval of a business combination with any related person.
					Issuer	No
				7. To approve an amendment to the Company's restated certificate of incorporation to stockholder amendment of charter provisions governing directors.	Issuer	No

8. To approve an amendment to the Company's restated certificate of incorporation to eliminate the supermajority vote provision relating to stockholder amendment of the charter provision governing actions by stockholders.
					Issuer	No

Summit Materials, Inc.	SNL	86614U100	5/26/2016	1. To elect two directors: 01. Thomas W. Hill, 02. Neil P. Simpkins.	Issuer	No
				2. Ratification of the appointment of KPMG LLP as Company's independent auditors for 2016.	Issuer	No
				3. Non-binding advisory vote on the compensation of Company's named executive officers for 2015.	Issuer	No
				4. Non-binding advisory vote on the frequency of future non-binding advisory votes on the compensation of Company's named executive officers.	Issuer	No

Toll Brothers, Inc.	TOL	889478103	3/8/2016
1. To elect eleven directors: 1. Robert I. Toll, 2. Bruce E. Toll, 3. Douglas C. Yearley, Jr., 4. Robert S. Blank, 5. Edward G. Boehne, 6. Richard J. Braemer, 7. Christine N. Garvey, 8. Carl B. Marbach, 9. John A. McClean, 10. Stephen A. Novick, 11. Paul E. Shapiro.
					Issuer	Yes	For	For
				2. The ratification of the re-appoinment of Ernst & Young LLP as the Company's independent registered public accounting firm for the 2016 fiscal year.	Issuer	Yes	For	For
				3. Approval, in an advisory and non-binding vote, of the compensation of the Company's named executive officers.	Issuer	Yes	For	For
				4. Approval of the Toll Brothers, Inc. stock incentive plan for non-executive directors.	Issuer	Yes	For	For

5. The approval of an amendment to the Company's second restated certificate of incorporation, as amended, to provide that the Company's stockholders may remove any director from office, with or without cause.
					Issuer	Yes	For	For

Vale S.A	VALE	91912E105	4/25/2016	O1A. Appreciation of management report and analysis, discussion and vote of the financial statements for the fiscal year of 2015, if any.	Issuer	No
				O1B. Proposal for the destination of profits of the fiscal year of 2015, if any.	Issuer	No

O1C. Ratification of the appointment of an effective and an alternate members of the board of directors, on the meetings of the board of directors held on 6/25/15 and 7/29/15, respectively, in accordance with the article 11, sections 5 of Vale's by-laws.
					Issuer	No
				O1D. Appointment of the members of the fiscal council.	Issuer	No
				O1E. Establishment of the remuneartion of the management and members of the fiscal council for 2016.	Issuer	No

				E2A. Proposal for amendment of the shareholders remuneration policy.	Security Holder	No

Vulcan Materials Company	VMC	929160109	5/13/2016	1. To elect four directors: A. Elaine L. Chao, B. Lee J. Styslinger, III, C. Douglas J. McGregor, D. Vincent J. Trosino.	Issuer	Yes	For	For
				2. Approval of the Vulcan Materials Company 2016 omnibus long-term incentive plan.	Issuer	Yes	For	For
				3. Approval, on an advisory basis, of the compensation of Company's named executive officers.	Issuer	Yes	For	For
				4. Ratification of the appointment of Deloitte & Touche LLP as Company's independent registered public accounting firm for 2016.	Issuer	Yes	For	For

Whirlpool Corporation	WHR	963320106	4/19/2016
1. To elect eleven directors: A. Samuel R. Allen, B. Marc R. Bitzer, C. Gary T. DiCamillo, D. Diane M. Dietz, E. Gerri T. Elliott, F. Jeff M. Fettig, G. Michael F. Johnston, H. John D. Liu, I. Harish Manwani, J. William D. Perez, K. Michael D. White.
					Issuer	Yes	For	For
				2. Advisory vote to approve Whirlpool's executive compensation	Issuer	Yes	For	For
				3. Ratification of the appointment of Ernst & Young LLP as Whirlpool's independent registered public accounting firm for 2016.	Issuer	Yes	For	For

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CGM TRUST

By (Signature and Title)*	/s/ David C. Fietze
David C. Fietze, President

Date	August 31, 2016

* Print the name and title of each signing officer under his or her signature.